UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2019

Date of reporting period:	3/31/2019

Item 1 –	Reports to Stockholders

PGIM QMA STOCK INDEX FUND

(Formerly known as Prudential QMA Stock Index Fund)

SEMIANNUAL REPORT

MARCH 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Provide investment results that correspond to the price and yield performance of the S&P 500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM QMA Stock Index Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Stock Index Fund informative and useful. The report covers performance for the six-month period ended March 31, 2019.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Stock Index Fund

May 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM QMA Stock Index Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/19 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/19 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–1.97	5.39	9.63	14.97	—
Class C	–2.27	7.33	9.65	14.63	—
Class I	–1.78	9.32	10.73	15.75	—
Class Z	–1.82	9.26	10.67	15.69	—
Class R6**	–1.80	9.32	N/A	N/A	7.78 (11/28/17)
S&P 500 Index
	–1.72	9.49	10.90	15.91	—
Lipper S&P 500 Index Funds Average
	–1.91	9.04	10.36	15.32	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class I	Class Z	Class R6*
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	None	None	None

*Formerly known as Class Q shares.

Benchmark Definitions

S&P 500 Index—The S&P 500 Index (the Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 7.31%.

Lipper S&P 500 Index Funds Average—The Lipper S&P 500 Index Funds Average (Lipper Average) is based on the average return of all funds in the Lipper S&P 500 Index Funds Average universe for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 6.86%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

PGIM QMA Stock Index Fund	7

Your Fund’s Performance (continued)

Six-month performance broken out by S&P 500 Index sectors.

S&P 500 Index as of 3/31/19

*Sector weightings are subject to change.

Source: FactSet.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Stock Index Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Stock Index Fund		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$980.30	0.54%	$2.67
	Hypothetical	$1,000.00	$1,022.24	0.54%	$2.72
Class C	Actual	$1,000.00	$977.30	1.19%	$5.87
	Hypothetical	$1,000.00	$1,019.00	1.19%	$5.99
Class I	Actual	$1,000.00	$982.20	0.19%	$0.94
	Hypothetical	$1,000.00	$1,023.98	0.19%	$0.96
Class Z	Actual	$1,000.00	$981.80	0.25%	$1.24
	Hypothetical	$1,000.00	$1,023.68	0.25%	$1.26
Class R6**	Actual	$1,000.00	$982.00	0.18%	$0.89
	Hypothetical	$1,000.00	$1,024.03	0.18%	$0.91

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of March 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 97.9%

COMMON STOCKS 97.6%

Aerospace & Defense 2.5%
Arconic, Inc.	16,181	$309,219
Boeing Co. (The)	20,004	7,629,926
General Dynamics Corp.	10,512	1,779,471
Harris Corp.	4,450	710,709
Huntington Ingalls Industries, Inc.	1,700	352,240
L3 Technologies, Inc.	3,020	623,237
Lockheed Martin Corp.	9,346	2,805,295
Northrop Grumman Corp.	6,648	1,792,301
Raytheon Co.	10,744	1,956,268
Textron, Inc.	8,934	452,596
TransDigm Group, Inc.*	1,900	862,581
United Technologies Corp.	30,759	3,964,528

		23,238,371

Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	5,200	452,348
Expeditors International of Washington, Inc.	6,700	508,530
FedEx Corp.	9,216	1,671,874
United Parcel Service, Inc. (Class B Stock)	26,390	2,948,819

		5,581,571

Airlines 0.4%
Alaska Air Group, Inc.	4,400	246,928
American Airlines Group, Inc.	14,750	468,460
Delta Air Lines, Inc.	23,200	1,198,280
Southwest Airlines Co.	18,874	979,749
United Continental Holdings, Inc.*	8,500	678,130

		3,571,547

Auto Components 0.1%
Aptiv PLC	10,050	798,875
BorgWarner, Inc.	7,300	280,393

		1,079,268

Automobiles 0.4%
Ford Motor Co.	146,538	1,286,604
General Motors Co.	49,200	1,825,320
Harley-Davidson, Inc.	5,400	192,564

		3,304,488

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	11

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Banks 5.3%
Bank of America Corp.	343,695	$9,482,545
BB&T Corp.	29,158	1,356,722
Citigroup, Inc.	90,195	5,611,933
Citizens Financial Group, Inc.	17,000	552,500
Comerica, Inc.	6,161	451,725
Fifth Third Bancorp	26,773	675,215
First Republic Bank	5,500	552,530
Huntington Bancshares, Inc.	38,929	493,620
JPMorgan Chase & Co.	124,233	12,576,107
KeyCorp	38,335	603,776
M&T Bank Corp.	5,270	827,495
People’s United Financial, Inc.	14,000	230,160
PNC Financial Services Group, Inc. (The)	17,372	2,130,849
Regions Financial Corp.	37,174	526,012
SunTrust Banks, Inc.	17,083	1,012,168
SVB Financial Group*	2,020	449,167
U.S. Bancorp	57,295	2,761,046
Wells Fargo & Co.	156,036	7,539,659
Zions Bancorp NA	6,800	308,788

		48,142,017

Beverages 1.7%
Brown-Forman Corp. (Class B Stock)	5,850	308,763
Coca-Cola Co. (The)	145,264	6,807,071
Constellation Brands, Inc. (Class A Stock)	6,300	1,104,579
Molson Coors Brewing Co. (Class B Stock)	6,894	411,227
Monster Beverage Corp.*	14,650	799,597
PepsiCo, Inc.	53,381	6,541,842

		15,973,079

Biotechnology 2.3%
AbbVie, Inc.	56,774	4,575,417
Alexion Pharmaceuticals, Inc.*	8,600	1,162,548
Amgen, Inc.	23,896	4,539,762
Biogen, Inc.*	7,640	1,805,943
Celgene Corp.*	26,500	2,500,010
Gilead Sciences, Inc.	49,000	3,185,490
Incyte Corp.*	6,600	567,666
Regeneron Pharmaceuticals, Inc.*	2,930	1,203,117
Vertex Pharmaceuticals, Inc.*	9,760	1,795,352

		21,335,305

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products 0.3%
A.O. Smith Corp.	5,300	$282,596
Allegion PLC	3,533	320,478
Fortune Brands Home & Security, Inc.	5,400	257,094
Johnson Controls International PLC	34,087	1,259,174
Masco Corp.	11,126	437,363

		2,556,705

Capital Markets 2.6%
Affiliated Managers Group, Inc.	2,100	224,931
Ameriprise Financial, Inc.	5,361	686,744
Bank of New York Mellon Corp. (The)	33,638	1,696,364
BlackRock, Inc.	4,660	1,991,544
Cboe Global Markets, Inc.	4,200	400,848
Charles Schwab Corp. (The)	44,811	1,916,118
CME Group, Inc.	13,500	2,221,830
E*TRADE Financial Corp.	9,420	437,371
Franklin Resources, Inc.	10,242	339,420
Goldman Sachs Group, Inc. (The)	13,040	2,503,550
Intercontinental Exchange, Inc.	21,540	1,640,056
Invesco Ltd.	14,200	274,202
Moody’s Corp.	6,276	1,136,521
Morgan Stanley	48,736	2,056,659
MSCI, Inc.	3,300	656,172
Nasdaq, Inc.	4,300	376,207
Northern Trust Corp.	8,362	756,008
Raymond James Financial, Inc.	4,800	385,968
S&P Global, Inc.	9,570	2,014,964
State Street Corp.	14,362	945,163
T. Rowe Price Group, Inc.	9,000	901,080

		23,561,720

Chemicals 1.9%
Air Products & Chemicals, Inc.	8,302	1,585,350
Albemarle Corp.	3,840	314,803
Celanese Corp.	4,900	483,189
CF Industries Holdings, Inc.	8,000	327,040
DowDuPont, Inc.	85,528	4,559,497
Eastman Chemical Co.	5,486	416,278
Ecolab, Inc.	9,642	1,702,199
FMC Corp.	5,300	407,146
International Flavors & Fragrances, Inc.	3,675	473,303
Linde PLC (United Kingdom)	20,928	3,681,863
LyondellBasell Industries NV (Class A Stock)	12,100	1,017,368

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Mosaic Co. (The)	13,200	$360,492
PPG Industries, Inc.	9,248	1,043,822
Sherwin-Williams Co. (The)	3,176	1,367,935

		17,740,285

Commercial Services & Supplies 0.4%
Cintas Corp.	3,360	679,090
Copart, Inc.*	7,600	460,484
Republic Services, Inc.	8,235	661,929
Rollins, Inc.	4,050	168,561
Waste Management, Inc.	14,913	1,549,610

		3,519,674

Communications Equipment 1.2%
Arista Networks, Inc.*	1,850	581,751
Cisco Systems, Inc.	168,644	9,105,089
F5 Networks, Inc.*	2,300	360,939
Juniper Networks, Inc.	12,500	330,875
Motorola Solutions, Inc.	6,316	886,893

		11,265,547

Construction & Engineering 0.1%
Fluor Corp.	5,274	194,083
Jacobs Engineering Group, Inc.	4,200	315,798
Quanta Services, Inc.	5,200	196,248

		706,129

Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,500	502,950
Vulcan Materials Co.	5,000	592,000

		1,094,950

Consumer Finance 0.7%
American Express Co.	26,239	2,867,923
Capital One Financial Corp.	18,066	1,475,812
Discover Financial Services	12,418	883,665
Synchrony Financial	24,065	767,673

		5,995,073

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Containers & Packaging 0.3%
Avery Dennison Corp.	3,338	$377,194
Ball Corp.(a)	12,528	724,870
International Paper Co.	15,384	711,818
Packaging Corp. of America	3,500	347,830
Sealed Air Corp.	5,636	259,594
Westrock Co.	9,033	346,415

		2,767,721

Distributors 0.1%
Genuine Parts Co.	5,599	627,256
LKQ Corp.*	10,900	309,342

		936,598

Diversified Consumer Services 0.0%
H&R Block, Inc.	7,320	175,241

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	73,650	14,795,548
Jefferies Financial Group, Inc.	9,200	172,868

		14,968,416

Diversified Telecommunication Services 2.0%
AT&T, Inc.	276,907	8,683,804
CenturyLink, Inc.	35,879	430,189
Verizon Communications, Inc.	156,033	9,226,231

		18,340,224

Electric Utilities 1.9%
Alliant Energy Corp.	8,800	414,744
American Electric Power Co., Inc.	18,791	1,573,746
Duke Energy Corp.	27,139	2,442,510
Edison International	12,262	759,263
Entergy Corp.	6,915	661,282
Evergy, Inc.	9,900	574,695
Eversource Energy	12,100	858,495
Exelon Corp.	36,512	1,830,347
FirstEnergy Corp.	17,777	739,701
NextEra Energy, Inc.	18,132	3,505,278
Pinnacle West Capital Corp.	4,300	410,994
PPL Corp.	26,652	845,935

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
Southern Co. (The)	38,915	$2,011,127
Xcel Energy, Inc.	19,483	1,095,139

		17,723,256

Electrical Equipment 0.5%
AMETEK, Inc.	8,800	730,136
Eaton Corp. PLC	16,493	1,328,676
Emerson Electric Co.	23,650	1,619,316
Rockwell Automation, Inc.	4,503	790,096

		4,468,224

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. (Class A Stock)	11,400	1,076,616
Corning, Inc.	29,997	992,901
FLIR Systems, Inc.	5,100	242,658
IPG Photonics Corp.*	1,400	212,492
Keysight Technologies, Inc.*	7,000	610,400
TE Connectivity Ltd.	12,950	1,045,712

		4,180,779

Energy Equipment & Services 0.5%
Baker Hughes a GE Co.	18,845	522,383
Halliburton Co.	32,822	961,685
Helmerich & Payne, Inc.	4,200	233,352
National Oilwell Varco, Inc.	13,600	362,304
Schlumberger Ltd.	52,032	2,267,034
TechnipFMC PLC (United Kingdom)	16,000	376,320

		4,723,078

Entertainment 1.8%
Activision Blizzard, Inc.	28,600	1,302,158
Electronic Arts, Inc.*	11,500	1,168,745
Netflix, Inc.*	16,500	5,883,240
Take-Two Interactive Software, Inc.*	4,300	405,791
Viacom, Inc. (Class B Stock)	12,776	358,622
Walt Disney Co. (The)	67,416	7,485,199

		16,603,755

Equity Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	4,000	570,240

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.	16,650	$3,281,049
Apartment Investment & Management Co. (Class A Stock)	5,582	280,719
AvalonBay Communities, Inc.	5,311	1,066,077
Boston Properties, Inc.	5,980	800,603
Crown Castle International Corp.	15,600	1,996,800
Digital Realty Trust, Inc.	7,900	940,100
Duke Realty Corp.	13,200	403,656
Equinix, Inc.	3,126	1,416,578
Equity Residential	14,000	1,054,480
Essex Property Trust, Inc.	2,600	752,024
Extra Space Storage, Inc.	5,000	509,550
Federal Realty Investment Trust	2,800	385,980
HCP, Inc.	17,800	557,140
Host Hotels & Resorts, Inc.	27,136	512,870
Iron Mountain, Inc.	10,205	361,869
Kimco Realty Corp.	15,700	290,450
Macerich Co. (The)	3,900	169,065
Mid-America Apartment Communities, Inc.	4,200	459,186
Prologis, Inc.	23,637	1,700,682
Public Storage	5,800	1,263,124
Realty Income Corp.	11,300	831,228
Regency Centers Corp.	6,100	411,689
SBA Communications Corp.*	4,400	878,504
Simon Property Group, Inc.	11,689	2,129,853
SL Green Realty Corp.	3,400	305,728
UDR, Inc.	10,100	459,146
Ventas, Inc.	13,333	850,779
Vornado Realty Trust	6,684	450,769
Welltower, Inc.	14,100	1,094,160
Weyerhaeuser Co.	27,439	722,743

		26,906,841

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	16,608	4,021,461
Kroger Co. (The)	29,868	734,753
Sysco Corp.	18,080	1,207,021
Walgreens Boots Alliance, Inc.	30,078	1,903,035
Walmart, Inc.	53,626	5,230,144

		13,096,414

Food Products 1.1%
Archer-Daniels-Midland Co.	21,059	908,275
Campbell Soup Co.	7,247	276,328

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	17

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Food Products (cont’d.)
Conagra Brands, Inc.	17,343	$481,095
General Mills, Inc.	22,244	1,151,127
Hershey Co. (The)	5,416	621,919
Hormel Foods Corp.	10,100	452,076
J.M. Smucker Co. (The)	4,300	500,950
Kellogg Co.	9,570	549,126
Kraft Heinz Co. (The)	23,055	752,746
Lamb Weston Holdings, Inc.	5,100	382,194
McCormick & Co., Inc.	4,600	692,898
Mondelez International, Inc. (Class A Stock)	54,766	2,733,919
Tyson Foods, Inc. (Class A Stock)	11,000	763,730

		10,266,383

Gas Utilities 0.0%
Atmos Energy Corp.	3,600	370,548

Health Care Equipment & Supplies 3.4%
Abbott Laboratories	66,113	5,285,073
ABIOMED, Inc.*	1,700	485,503
Align Technology, Inc.*	2,730	776,221
Baxter International, Inc.	18,874	1,534,645
Becton, Dickinson & Co.	10,205	2,548,495
Boston Scientific Corp.*	51,572	1,979,333
Cooper Cos., Inc. (The)	2,000	592,340
Danaher Corp.	23,330	3,080,027
DENTSPLY SIRONA, Inc.	7,700	381,843
Edwards Lifesciences Corp.*	7,870	1,505,767
Hologic, Inc.*	9,600	464,640
IDEXX Laboratories, Inc.*	3,300	737,880
Intuitive Surgical, Inc.*	4,330	2,470,611
Medtronic PLC	50,915	4,637,338
ResMed, Inc.	5,500	571,835
Stryker Corp.	11,830	2,336,662
Teleflex, Inc.	1,600	483,456
Varian Medical Systems, Inc.*	3,500	496,020
Zimmer Biomet Holdings, Inc.	7,811	997,465

		31,365,154

Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	5,900	469,168
Anthem, Inc.	9,760	2,800,925
Cardinal Health, Inc.	10,973	528,350
Centene Corp.*	15,600	828,360

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Cigna Corp.	14,468	$2,326,744
CVS Health Corp.	48,846	2,634,265
DaVita, Inc.*	4,500	244,305
HCA Healthcare, Inc.	10,300	1,342,914
Henry Schein, Inc.*	5,600	336,616
Humana, Inc.	5,200	1,383,200
Laboratory Corp. of America Holdings*	3,900	596,622
McKesson Corp.	7,426	869,287
Quest Diagnostics, Inc.	5,200	467,584
UnitedHealth Group, Inc.	36,318	8,979,988
Universal Health Services, Inc. (Class B Stock)	3,270	437,428
WellCare Health Plans, Inc.*	1,800	485,550

		24,731,306

Health Care Technology 0.1%
Cerner Corp.*(a)	12,400	709,404

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	15,300	776,016
Chipotle Mexican Grill, Inc.*	1,000	710,310
Darden Restaurants, Inc.	4,653	565,200
Hilton Worldwide Holdings, Inc.	11,300	939,143
Marriott International, Inc. (Class A Stock)	10,640	1,330,957
McDonald’s Corp.	29,160	5,537,484
MGM Resorts International	18,000	461,880
Norwegian Cruise Line Holdings Ltd.*	8,200	450,672
Royal Caribbean Cruises Ltd.	6,500	745,030
Starbucks Corp.	46,900	3,486,546
Wynn Resorts Ltd.	3,600	429,552
Yum! Brands, Inc.	11,664	1,164,184

		16,596,974

Household Durables 0.3%
D.R. Horton, Inc.	12,900	533,802
Garmin Ltd.	4,700	405,845
Leggett & Platt, Inc.	4,800	202,656
Lennar Corp. (Class A Stock)	10,500	515,445
Mohawk Industries, Inc.*	2,340	295,191
Newell Brands, Inc.	14,427	221,310
PulteGroup, Inc.	9,611	268,723
Whirlpool Corp.	2,385	316,943

		2,759,915

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	19

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Household Products 1.7%
Church & Dwight Co., Inc.	9,100	$648,193
Clorox Co. (The)	4,832	775,343
Colgate-Palmolive Co.	32,760	2,245,371
Kimberly-Clark Corp.	13,116	1,625,072
Procter & Gamble Co. (The)	94,423	9,824,713

		15,118,692

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	23,400	423,072
NRG Energy, Inc.	10,500	446,040

		869,112

Industrial Conglomerates 1.5%
3M Co.	22,078	4,587,367
General Electric Co.	327,707	3,273,793
Honeywell International, Inc.	27,715	4,404,468
Roper Technologies, Inc.	3,980	1,361,040

		13,626,668

Insurance 2.3%
Aflac, Inc.	28,400	1,420,000
Allstate Corp. (The)	13,108	1,234,511
American International Group, Inc.	32,951	1,418,870
Aon PLC	9,189	1,568,562
Arthur J. Gallagher & Co.	7,100	554,510
Assurant, Inc.	2,100	199,311
Brighthouse Financial, Inc.*	4,272	155,031
Chubb Ltd.	17,323	2,426,606
Cincinnati Financial Corp.	5,907	507,411
Everest Re Group Ltd.	1,650	356,334
Hartford Financial Services Group, Inc. (The)	13,353	663,911
Lincoln National Corp.	7,951	466,724
Loews Corp.	10,517	504,080
Marsh & McLennan Cos., Inc.	19,240	1,806,636
MetLife, Inc.	37,100	1,579,347
Principal Financial Group, Inc.	9,500	476,805
Progressive Corp. (The)	22,016	1,587,134
Prudential Financial, Inc.(g)	15,600	1,433,328
Torchmark Corp.	3,733	305,919
Travelers Cos., Inc. (The)	9,931	1,362,136

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d.)
Unum Group	7,426	$251,222
Willis Towers Watson PLC	4,900	860,685

		21,139,073

Interactive Media & Services 4.7%
Alphabet, Inc. (Class A Stock)*	11,390	13,404,777
Alphabet, Inc. (Class C Stock)*	11,692	13,718,341
Facebook, Inc. (Class A Stock)*	91,060	15,178,791
TripAdvisor, Inc.*	3,800	195,510
Twitter, Inc.*	26,700	877,896

		43,375,315

Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.*	15,670	27,904,352
Booking Holdings, Inc.*	1,800	3,140,838
eBay, Inc.	32,540	1,208,536
Expedia Group, Inc.	4,400	523,600

		32,777,326

IT Services 5.0%
Accenture PLC (Class A Stock)	24,170	4,254,403
Akamai Technologies, Inc.*	5,900	423,089
Alliance Data Systems Corp.	1,890	330,712
Automatic Data Processing, Inc.	16,548	2,643,378
Broadridge Financial Solutions, Inc.	4,400	456,236
Cognizant Technology Solutions Corp. (Class A Stock)	21,700	1,572,165
DXC Technology Co.	10,659	685,480
Fidelity National Information Services, Inc.	12,400	1,402,440
Fiserv, Inc.*	14,800	1,306,544
FleetCor Technologies, Inc.*	3,360	828,542
Gartner, Inc.*	3,470	526,330
Global Payments, Inc.	6,100	832,772
International Business Machines Corp.	34,474	4,864,281
Jack Henry & Associates, Inc.	2,900	402,346
Mastercard, Inc. (Class A Stock)	34,360	8,090,062
Paychex, Inc.	12,125	972,425
PayPal Holdings, Inc.*	44,400	4,610,496
Total System Services, Inc.	6,271	595,808
VeriSign, Inc.*	4,100	744,396

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	21

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
Visa, Inc. (Class A Stock)	66,410	$10,372,578
Western Union Co. (The)	16,152	298,328

		46,212,811

Leisure Products 0.1%
Hasbro, Inc.	4,454	378,679
Mattel, Inc.*	12,713	165,269

		543,948

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	11,898	956,361
Illumina, Inc.*	5,570	1,730,543
IQVIA Holdings, Inc.*	6,100	877,485
Mettler-Toledo International, Inc.*	1,030	744,690
PerkinElmer, Inc.	4,270	411,457
Thermo Fisher Scientific, Inc.	15,262	4,177,515
Waters Corp.*	2,750	692,203

		9,590,254

Machinery 1.5%
Caterpillar, Inc.	21,856	2,961,269
Cummins, Inc.	5,606	885,019
Deere & Co.	12,180	1,946,851
Dover Corp.	5,562	521,716
Flowserve Corp.	4,300	194,102
Fortive Corp.	10,950	918,596
Illinois Tool Works, Inc.	11,446	1,642,844
Ingersoll-Rand PLC	9,200	993,140
PACCAR, Inc.	13,164	896,995
Parker-Hannifin Corp.	5,068	869,770
Pentair PLC	5,946	264,657
Snap-on, Inc.	2,242	350,918
Stanley Black & Decker, Inc.	5,688	774,535
Wabtec Corp.	3,960	291,931
Xylem, Inc.	6,850	541,424

		14,053,767

Media 1.3%
CBS Corp. (Class B Stock)	12,476	592,984
Charter Communications, Inc. (Class A Stock)*	6,730	2,334,704
Comcast Corp. (Class A Stock)	170,720	6,825,386

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Media (cont’d.)
Discovery, Inc. (Class A Stock)*	5,500	$148,610
Discovery, Inc. (Class C Stock)*	13,300	338,086
DISH Network Corp. (Class A Stock)*	7,700	244,013
Fox Corp. (Class A Stock)*	13,166	483,324
Fox Corp. (Class B Stock)*	6,166	221,236
Interpublic Group of Cos., Inc. (The)	14,388	302,292
News Corp. (Class A Stock)	13,275	165,141
News Corp. (Class B Stock)	4,100	51,209
Omnicom Group, Inc.	8,534	622,897

		12,329,882

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	52,792	680,489
Newmont Mining Corp.	19,897	711,716
Nucor Corp.	11,812	689,230

		2,081,435

Multiline Retail 0.5%
Dollar General Corp.	10,100	1,204,930
Dollar Tree, Inc.*	8,942	939,268
Kohl’s Corp.	5,950	409,182
Macy’s, Inc.	10,782	259,091
Nordstrom, Inc.	3,800	168,644
Target Corp.	19,782	1,587,703

		4,568,818

Multi-Utilities 1.1%
Ameren Corp.	8,969	659,670
CenterPoint Energy, Inc.	18,479	567,305
CMS Energy Corp.	10,500	583,170
Consolidated Edison, Inc.	11,851	1,005,083
Dominion Energy, Inc.	29,350	2,249,971
DTE Energy Co.	6,887	859,084
NiSource, Inc.	13,700	392,642
Public Service Enterprise Group, Inc.	18,994	1,128,434
Sempra Energy	10,278	1,293,589
WEC Energy Group, Inc.	11,733	927,846

		9,666,794

Oil, Gas & Consumable Fuels 4.8%
Anadarko Petroleum Corp.	18,936	861,209

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	23

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Apache Corp.	13,448	$466,108
Cabot Oil & Gas Corp.	15,100	394,110
Chevron Corp.	72,122	8,883,988
Cimarex Energy Co.	3,700	258,630
Concho Resources, Inc.	7,700	854,392
ConocoPhillips	43,557	2,906,994
Devon Energy Corp.	16,700	527,052
Diamondback Energy, Inc.	5,300	538,109
EOG Resources, Inc.	22,100	2,103,478
Exxon Mobil Corp.	160,052	12,932,201
Hess Corp.	9,334	562,187
HollyFrontier Corp.	5,900	290,693
Kinder Morgan, Inc.	73,980	1,480,340
Marathon Oil Corp.	29,778	497,590
Marathon Petroleum Corp.	25,876	1,548,679
Noble Energy, Inc.	17,100	422,883
Occidental Petroleum Corp.	28,476	1,885,111
ONEOK, Inc.	15,500	1,082,520
Phillips 66	15,928	1,515,868
Pioneer Natural Resources Co.	6,600	1,005,048
Valero Energy Corp.	15,900	1,348,797
Williams Cos., Inc. (The)	44,792	1,286,426

		43,652,413

Personal Products 0.2%
Coty, Inc. (Class A Stock)(a)	15,900	182,850
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,270	1,369,099

		1,551,949

Pharmaceuticals 4.7%
Allergan PLC	11,795	1,726,906
Bristol-Myers Squibb Co.	61,679	2,942,705
Eli Lilly & Co.	33,297	4,320,619
Johnson & Johnson	101,289	14,159,189
Merck & Co., Inc.	97,993	8,150,078
Mylan NV*	18,700	529,958
Nektar Therapeutics*	5,900	198,240
Perrigo Co. PLC	4,100	197,456
Pfizer, Inc.	210,563	8,942,610
Zoetis, Inc.	18,000	1,812,060

		42,979,821

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services 0.3%
Equifax, Inc.	4,530	$536,805
IHS Markit Ltd.*	13,500	734,130
Nielsen Holdings PLC	12,400	293,508
Robert Half International, Inc.	4,700	306,252
Verisk Analytics, Inc.	6,300	837,900

		2,708,595

Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	11,800	583,510

Road & Rail 1.0%
CSX Corp.	29,618	2,216,019
J.B. Hunt Transport Services, Inc.	3,450	349,450
Kansas City Southern	3,800	440,724
Norfolk Southern Corp.	10,231	1,912,072
Union Pacific Corp.	27,836	4,654,179

		9,572,444

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*(a)	32,100	819,192
Analog Devices, Inc.	14,047	1,478,728
Applied Materials, Inc.	36,988	1,466,944
Broadcom, Inc.	15,269	4,591,541
Intel Corp.	171,948	9,233,607
KLA-Tencor Corp.	5,690	679,443
Lam Research Corp.	5,862	1,049,357
Maxim Integrated Products, Inc.	9,400	499,798
Microchip Technology, Inc.(a)	8,860	735,025
Micron Technology, Inc.*(a)	42,016	1,736,521
NVIDIA Corp.	23,020	4,133,471
Qorvo, Inc.*	4,571	327,878
QUALCOMM, Inc.	45,500	2,594,865
Skyworks Solutions, Inc.	6,900	569,112
Texas Instruments, Inc.	35,652	3,781,608
Xilinx, Inc.	9,600	1,217,184

		34,914,274

Software 6.3%
Adobe, Inc.*	18,550	4,943,390
ANSYS, Inc.*	3,200	584,672
Autodesk, Inc.*	8,420	1,312,004
Cadence Design Systems, Inc.*	10,400	660,504

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	25

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Citrix Systems, Inc.	4,900	$488,334
Fortinet, Inc.*	4,900	411,453
Intuit, Inc.	9,850	2,574,889
Microsoft Corp.	291,772	34,411,590
Oracle Corp.	96,140	5,163,679
Red Hat, Inc.*	6,800	1,242,360
salesforce.com, Inc.*	28,960	4,586,395
Symantec Corp.	23,317	536,058
Synopsys, Inc.*	5,500	633,325

		57,548,653

Specialty Retail 2.3%
Advance Auto Parts, Inc.	2,750	468,957
AutoZone, Inc.*	990	1,013,879
Best Buy Co., Inc.	8,500	604,010
CarMax, Inc.*	6,500	453,700
Foot Locker, Inc.	4,000	242,400
Gap, Inc. (The)	7,913	207,162
Home Depot, Inc. (The)	42,664	8,186,795
L Brands, Inc.	7,622	210,215
Lowe’s Cos., Inc.	30,396	3,327,450
O’Reilly Automotive, Inc.*	2,980	1,157,134
Ross Stores, Inc.	14,300	1,331,330
Tiffany & Co.	4,270	450,698
TJX Cos., Inc. (The)	46,428	2,470,434
Tractor Supply Co.	4,700	459,472
Ulta Beauty, Inc.*	2,120	739,308

		21,322,944

Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	169,948	32,281,623
Hewlett Packard Enterprise Co.	52,502	810,106
HP, Inc.	59,602	1,158,067
NetApp, Inc.	9,600	665,664
Seagate Technology PLC	9,800	469,322
Western Digital Corp.	10,925	525,055
Xerox Corp.	7,325	234,253

		36,144,090

Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	5,600	256,200
Hanesbrands, Inc.	13,400	239,592

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	47,774	$4,023,049
PVH Corp.	3,000	365,850
Ralph Lauren Corp.	2,000	259,360
Tapestry, Inc.	10,700	347,643
Under Armour, Inc. (Class A Stock)*	6,800	143,752
Under Armour, Inc. (Class C Stock)*	6,367	120,145
VF Corp.	12,236	1,063,431

		6,819,022

Tobacco 1.0%
Altria Group, Inc.	71,079	4,082,067
Philip Morris International, Inc.	58,579	5,177,798

		9,259,865

Trading Companies & Distributors 0.2%
Fastenal Co.	10,900	700,979
United Rentals, Inc.*	3,000	342,750
W.W. Grainger, Inc.	1,734	521,813

		1,565,542

Water Utilities 0.1%
American Water Works Co., Inc.	7,000	729,820

TOTAL COMMON STOCKS (cost $229,799,294)		895,662,797

EXCHANGE-TRADED FUND 0.3%
iShares Core S&P 500 ETF (cost $2,344,531)	9,800	2,788,688

TOTAL LONG-TERM INVESTMENTS (cost $232,143,825)		898,451,485

SHORT-TERM INVESTMENTS 2.6%

AFFILIATED MUTUAL FUNDS 2.5%
PGIM Core Ultra Short Bond Fund(w)	17,651,487	17,651,487
PGIM Institutional Money Market Fund (cost $4,903,381; includes $4,874,241 of cash collateral for securities on loan)(b)(w)	4,902,644	4,903,624

TOTAL AFFILIATED MUTUAL FUNDS (cost $22,554,868)		22,555,111

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	27

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bills(k) (cost $994,641)	2.458	%(n)	06/20/19	1,000	$994,747

TOTAL SHORT-TERM INVESTMENTS (cost $23,549,509)					23,549,858

TOTAL INVESTMENTS 100.5% (cost $255,693,334)					922,001,343
Liabilities in excess of other assets(z) (0.5)%					(4,202,045)

NET ASSETS 100.0%					$917,799,298

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

NASDAQ—National Association of Securities Dealers Automated Quotations

REIT(s)—Real Estate Investment Trust(s)

S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,891,181; cash collateral of $4,874,241 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
27	S&P 500 E-Mini Index	Jun. 2019	$3,831,030	$59,336
23	S&P 500 Index	Jun. 2019	16,317,350	372,970

				$432,306

See Notes to Financial Statements.

28

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$—	$994,747

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$23,238,371	$—	$—
Air Freight & Logistics	5,581,571	—	—
Airlines	3,571,547	—	—
Auto Components	1,079,268	—	—
Automobiles	3,304,488	—	—
Banks	48,142,017	—	—
Beverages	15,973,079	—	—
Biotechnology	21,335,305	—	—
Building Products	2,556,705	—	—
Capital Markets	23,561,720	—	—
Chemicals	17,740,285	—	—
Commercial Services & Supplies	3,519,674	—	—
Communications Equipment	11,265,547	—	—
Construction & Engineering	706,129	—	—
Construction Materials	1,094,950	—	—
Consumer Finance	5,995,073	—	—
Containers & Packaging	2,767,721	—	—
Distributors	936,598	—	—
Diversified Consumer Services	175,241	—	—
Diversified Financial Services	14,968,416	—	—
Diversified Telecommunication Services	18,340,224	—	—
Electric Utilities	17,723,256	—	—
Electrical Equipment	4,468,224	—	—
Electronic Equipment, Instruments & Components	4,180,779	—	—
Energy Equipment & Services	4,723,078	—	—

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	29

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Entertainment	$16,603,755	$—	$—
Equity Real Estate Investment Trusts (REITs)	26,906,841	—	—
Food & Staples Retailing	13,096,414	—	—
Food Products	10,266,383	—	—
Gas Utilities	370,548	—	—
Health Care Equipment & Supplies	31,365,154	—	—
Health Care Providers & Services	24,731,306	—	—
Health Care Technology	709,404	—	—
Hotels, Restaurants & Leisure	16,596,974	—	—
Household Durables	2,759,915	—	—
Household Products	15,118,692	—	—
Independent Power & Renewable Electricity Producers	869,112	—	—
Industrial Conglomerates	13,626,668	—	—
Insurance	21,139,073	—	—
Interactive Media & Services	43,375,315	—	—
Internet & Direct Marketing Retail	32,777,326	—	—
IT Services	46,212,811	—	—
Leisure Products	543,948	—	—
Life Sciences Tools & Services	9,590,254	—	—
Machinery	14,053,767	—	—
Media	12,329,882	—	—
Metals & Mining	2,081,435	—	—
Multiline Retail	4,568,818	—	—
Multi-Utilities	9,666,794	—	—
Oil, Gas & Consumable Fuels	43,652,413	—	—
Personal Products	1,551,949	—	—
Pharmaceuticals	42,979,821	—	—
Professional Services	2,708,595	—	—
Real Estate Management & Development	583,510	—	—
Road & Rail	9,572,444	—	—
Semiconductors & Semiconductor Equipment	34,914,274	—	—
Software	57,548,653	—	—
Specialty Retail	21,322,944	—	—
Technology Hardware, Storage & Peripherals	36,144,090	—	—
Textiles, Apparel & Luxury Goods	6,819,022	—	—
Tobacco	9,259,865	—	—
Trading Companies & Distributors	1,565,542	—	—
Water Utilities	729,820	—	—
Exchange-Traded Fund	2,788,688	—	—
Affiliated Mutual Funds	22,555,111	—	—
U.S. Treasury Obligation	—	994,747	—
Other Financial Instruments*
Futures Contracts	432,306	—	—

Total	$921,438,902	$994,747	$—

See Notes to Financial Statements.

30

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Software	6.3%
Banks	5.3
IT Services	5.0
Oil, Gas & Consumable Fuels	4.8
Interactive Media & Services	4.7
Pharmaceuticals	4.7
Technology Hardware, Storage & Peripherals	3.9
Semiconductors & Semiconductor Equipment	3.8
Internet & Direct Marketing Retail	3.6
Health Care Equipment & Supplies	3.4
Equity Real Estate Investment Trusts (REITs)	2.9
Health Care Providers & Services	2.7
Capital Markets	2.6
Aerospace & Defense	2.5
Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	2.5
Biotechnology	2.3
Specialty Retail	2.3
Insurance	2.3
Diversified Telecommunication Services	2.0
Chemicals	1.9
Electric Utilities	1.9
Entertainment	1.8
Hotels, Restaurants & Leisure	1.8
Beverages	1.7
Household Products	1.7
Diversified Financial Services	1.6
Machinery	1.5
Industrial Conglomerates	1.5
Food & Staples Retailing	1.4
Media	1.3
Communications Equipment	1.2
Food Products	1.1
Multi-Utilities	1.1
Life Sciences Tools & Services	1.1
Road & Rail	1.0
Tobacco	1.0
Textiles, Apparel & Luxury Goods	0.7

Consumer Finance	0.7%
Air Freight & Logistics	0.6
Energy Equipment & Services	0.5
Multiline Retail	0.5
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	0.5
Airlines	0.4
Commercial Services & Supplies	0.4
Automobiles	0.4
Exchange-Traded Fund	0.3
Containers & Packaging	0.3
Household Durables	0.3
Professional Services	0.3
Building Products	0.3
Metals & Mining	0.2
Trading Companies & Distributors	0.2
Personal Products	0.2
Construction Materials	0.1
Auto Components	0.1
U.S. Treasury Obligation	0.1
Distributors	0.1
Independent Power & Renewable Electricity Producers	0.1
Water Utilities	0.1
Health Care Technology	0.1
Construction & Engineering	0.1
Real Estate Management & Development	0.1
Leisure Products	0.1
Gas Utilities	0.0 *
Diversified Consumer Services	0.0 *

100.5
Liabilities in excess of other assets	(0.5)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	31

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker— variation margin futures	$432,306	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(683,146)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$353,467

For the six months ended March 31, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$19,324,317

(1)	Notional Amount in USD.

See Notes to Financial Statements.

32

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$4,891,181	$(4,874,241)	$16,940

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	33

Statement of Assets & Liabilities (unaudited)

as of March 31, 2019

Assets
Investments at value, including securities on loan of $4,891,181:
Unaffiliated investments (cost $232,656,816)	$898,012,904
Affiliated investments (cost $23,036,518)	23,988,439
Receivable for investments sold	1,173,963
Dividends and interest receivable	797,332
Receivable for Fund shares sold	457,246
Due from broker—variation margin futures	119,280
Prepaid expenses and other assets	3,606

Total Assets	924,552,770

Liabilities
Payable to broker for collateral for securities on loan	4,874,241
Payable for Fund shares reacquired	1,458,575
Accrued expenses and other liabilities	170,894
Distribution fee payable	145,345
Management fee payable	61,122
Affiliated transfer agent fee payable	43,295

Total Liabilities	6,753,472

Net Assets	$917,799,298

Net assets were comprised of:
Shares of beneficial interest, at par	$20,020
Paid-in capital in excess of par	186,860,331
Total distributable earnings (loss)	730,918,947

Net assets, March 31, 2019	$917,799,298

See Notes to Financial Statements.

34

Class A
Net asset value and redemption price per share, ($254,238,181 ÷ 5,552,357 shares of beneficial interest issued and outstanding)	$45.79
Maximum sales charge (3.25% of offering price)	1.54

Maximum offering price to public	$47.33

Class C
Net asset value, offering price and redemption price per share, ($95,892,929 ÷ 2,110,909 shares of beneficial interest issued and outstanding)	$45.43

Class I
Net asset value, offering price and redemption price per share, ($234,420,605 ÷ 5,103,432 shares of beneficial interest issued and outstanding)	$45.93

Class Z
Net asset value, offering price and redemption price per share, ($322,553,390 ÷ 7,020,257 shares of beneficial interest issued and outstanding)	$45.95

Class R6
Net asset value, offering price and redemption price per share, ($10,694,193 ÷ 232,736 shares of beneficial interest issued and outstanding)	$45.95

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	35

Statement of Operations (unaudited)

Six Months Ended March 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$9,300,671
Affiliated dividend income	236,954
Income from securities lending, net (including affiliated income of $6,266)	14,038
Interest income	11,322

Total income	9,562,985

Expenses
Management fee	687,747
Distribution fee(a)	852,983
Transfer agent’s fees and expenses (including affiliated expense of $112,664)(a)	473,836
Custodian and accounting fees	57,361
Registration fees(a)	44,890
Shareholders’ reports	29,907
Trustees’ fees	13,986
Legal fees and expenses	13,550
Audit fee	12,264
Miscellaneous	15,829

Total expenses	2,202,353
Less: Fee waiver and/or expense reimbursement(a)	(326,683)

Net expenses	1,875,670

Net investment income (loss)	7,687,315

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $110,403)	71,956,303
Futures transactions	(683,146)

71,273,157

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(287,955))	(106,991,026)
Futures	353,467

(106,637,559)

Net gain (loss) on investment transactions	(35,364,402)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(27,677,087)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class I	Class Z	Class R6
Distribution fee	374,249	478,734	—	—	—
Transfer agent’s fees and expenses	151,339	26,729	84,670	211,057	41
Registration fees	9,250	10,581	8,727	8,906	7,426
Fee waiver and/or expense reimbursement	(87,362)	(33,514)	(84,639)	(113,621)	(7,547)

See Notes to Financial Statements.

36

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,687,315	$15,737,781
Net realized gain (loss) on investment transactions	71,273,157	149,023,023
Net change in unrealized appreciation (depreciation) on investments	(106,637,559)	7,889,061

Net increase (decrease) in net assets resulting from operations	(27,677,087)	172,649,865

Dividends and Distributions
Distributions from distributable earnings*
Class A	(44,754,652)	—
Class C	(16,634,670)	—
Class I	(44,901,740)	—
Class Z	(58,968,362)	—
Class R6	(324,875)	—

	(165,584,299)	—

Dividends from net investment income*
Class A		(3,579,338)
Class C		(876,609)
Class I		(5,308,178)
Class Z		(6,219,386)
Class R6		(150)

	*	(15,983,661)

Distributions from net realized gains*
Class A		(12,245,362)
Class C		(4,458,137)
Class I		(15,438,690)
Class Z		(18,580,627)
Class R6		(445)

	*	(50,723,261)

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	37

Statements of Changes in Net Assets (unaudited) (continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Fund share transactions (Net of share conversions)
Net proceeds from shares sold		$88,969,560	$124,404,893
Net asset value of shares issued in reinvestment of dividends and distributions		164,718,849	66,310,557
Cost of shares reacquired		(188,408,972)	(360,793,391)

Net increase (decrease) in net assets from Fund share transactions		65,279,437	(170,077,941)

Total increase (decrease)		(127,981,949)	(64,134,998)

Net Assets:
Beginning of period		1,045,781,247	1,109,916,245

End of period(a)		$917,799,298	$1,045,781,247

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$15,895,549

*	For the period ended March 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

38

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 8 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Trust consists of one fund: PGIM QMA Stock Index Fund (the “Fund”). Effective June 11, 2018, the Fund’s name was changed by replacing “Prudential” with “PGIM” and the Fund’s Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

PGIM QMA Stock Index Fund	39

Notes to Financial Statements (unaudited) (continued)

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may

40

find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Fund,is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all

PGIM QMA Stock Index Fund	41

Notes to Financial Statements (unaudited) (continued)

the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates

42

by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM QMA Stock Index Fund	43

Notes to Financial Statements (unaudited) (continued)

PGIM Investments has entered into a subadvisory agreement with QMA LLC (formerly known as Quantitative Management Associates, LLC) (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.15% of the Fund’s average daily net assets up to and including $1 billion and 0.10% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.15% for the six months ended March 31, 2019.

The Manager has contractually agreed, through January 31, 2020 to waive a portion of its management fee so that the effective management fee for the Fund will be 0.08% of the average daily net assets of the Fund. Separately, the Manager has contractually agreed, through January 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.18% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for

44

distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I, Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended March 31, 2019, PIMS received $54,272 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2019, PIMS received $5,524 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend

PGIM QMA Stock Index Fund	45

Notes to Financial Statements (unaudited) (continued)

income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2019, were $14,729,817 and $108,586,327, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Prudential Financial, Inc.
$1,783,232	$—	$174,226	$(288,154)	$112,476	$1,433,328	15,600	$31,080
PGIM Core Ultra Short Bond Fund*
18,381,265	67,901,207	68,630,985	—	—	17,651,487	17,651,487	205,874
PGIM Institutional Money Market Fund*
3,424,103	69,907,440	68,426,045	199	(2,073)	4,903,624	4,902,644	6,266	**

$23,588,600	$137,808,647	$137,231,256	$(287,955)	$110,403	$23,988,439		$243,220

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended March 31, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2019 were as follows:

Tax Basis	$261,815,656

Gross Unrealized Appreciation	669,458,236
Gross Unrealized Depreciation	(8,840,243)

Net Unrealized Appreciation	$660,617,993

The book basis may differ from tax basis due to certain tax-related adjustments.

46

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class I, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class I, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, currently of one Fund, divided into five classes, designated Class A, Class C, Class I, Class Z and Class R6 shares.

As of March 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 241 Class R6 shares of the Fund. At reporting period end, three shareholders of record, each holding greater than 5% of the Fund, held 30% of the Fund’s outstanding shares.

PGIM QMA Stock Index Fund	47

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2019:
Shares sold	267,757	$12,084,227
Shares issued in reinvestment of dividends and distributions	1,055,599	44,155,701
Shares reacquired	(617,908)	(27,788,881)

Net increase (decrease) in shares outstanding before conversion	705,448	28,451,047
Shares issued upon conversion from other share class(es)	9,598	464,986
Shares reacquired upon conversion into other share class(es)	(2,322)	(111,176)

Net increase (decrease) in shares outstanding	712,724	$28,804,857

Year ended September 30, 2018:
Shares sold	322,414	$17,210,353
Shares issued in reinvestment of dividends and distributions	299,134	15,536,992
Shares reacquired	(925,553)	(49,570,977)

Net increase (decrease) in shares outstanding before conversion	(304,005)	(16,823,632)
Shares issued upon conversion from other share class(es)	16,322	891,027
Shares reacquired upon conversion into other share class(es)	(28,722)	(1,554,356)

Net increase (decrease) in shares outstanding	(316,405)	$(17,486,961)

Class C
Six months ended March 31, 2019:
Shares sold	170,084	$7,651,232
Shares issued in reinvestment of dividends and distributions	399,106	16,590,836
Shares reacquired	(323,709)	(14,501,075)

Net increase (decrease) in shares outstanding before conversion	245,481	9,740,993
Shares reacquired upon conversion into other share class(es)	(54,038)	(2,402,025)

Net increase (decrease) in shares outstanding	191,443	$7,338,968

Year ended September 30, 2018:
Shares sold	319,490	$16,927,644
Shares issued in reinvestment of dividends and distributions	103,128	5,320,388
Shares reacquired	(289,134)	(15,338,071)

Net increase (decrease) in shares outstanding before conversion	133,484	6,909,961
Shares reacquired upon conversion into other share class(es)	(53,562)	(2,939,825)

Net increase (decrease) in shares outstanding	79,922	$3,970,136

48

Class I	Shares	Amount
Six months ended March 31, 2019:
Shares sold	357,686	$16,561,913
Shares issued in reinvestment of dividends and distributions	1,068,995	44,812,293
Shares reacquired	(1,365,614)	(62,668,969)

Net increase (decrease) in shares outstanding before conversion	61,067	(1,294,763)
Shares reacquired upon conversion into other share class(es)	(5,101)	(266,484)

Net increase (decrease) in shares outstanding	55,966	$(1,561,247)

Year ended September 30, 2018:
Shares sold	707,654	$38,223,432
Shares issued in reinvestment of dividends and distributions	397,716	20,717,008
Shares reacquired	(2,462,699)	(129,320,520)

Net increase (decrease) in shares outstanding before conversion	(1,357,329)	(70,380,080)
Shares issued upon conversion from other share class(es)	1,239	70,037
Shares reacquired upon conversion into other share class(es)	(20,436)	(1,109,058)

Net increase (decrease) in shares outstanding	(1,376,526)	$(71,419,101)

Class Z
Six months ended March 31, 2019:
Shares sold	931,776	$42,169,003
Shares issued in reinvestment of dividends and distributions	1,403,175	58,835,143
Shares reacquired	(1,804,750)	(82,769,350)

Net increase (decrease) in shares outstanding before conversion	530,201	18,234,796
Shares issued upon conversion from other share class(es)	50,952	2,300,121
Shares reacquired upon conversion into other share class(es)	(343)	(16,213)

Net increase (decrease) in shares outstanding	580,810	$20,518,704

Year ended September 30, 2018:
Shares sold	965,932	$51,963,615
Shares issued in reinvestment of dividends and distributions	474,771	24,735,574
Shares reacquired	(3,102,160)	(166,543,375)

Net increase (decrease) in shares outstanding before conversion	(1,661,457)	(89,844,186)
Shares issued upon conversion from other share class(es)	99,833	5,495,274
Shares reacquired upon conversion into other share class(es)	(16,202)	(888,551)

Net increase (decrease) in shares outstanding	(1,577,826)	$(85,237,463)

Class R6
Six months ended March 31, 2019:
Shares sold	237,742	$10,503,185
Shares issued in reinvestment of dividends and distributions	7,748	324,876
Shares reacquired	(15,111)	(680,697)

Net increase (decrease) in shares outstanding before conversion	230,379	10,147,364
Shares issued upon conversion from other share class(es)	671	30,791

Net increase (decrease) in shares outstanding	231,050	$10,178,155

Period ended September 30, 2018*:
Shares sold	1,402	$79,849
Shares issued in reinvestment of dividends and distributions	11	595
Shares reacquired	(371)	(20,448)

Net increase (decrease) in shares outstanding before conversion	1,042	59,996
Shares issued upon conversion from other share class(es)	644	35,452

Net increase (decrease) in shares outstanding	1,686	$95,448

*	Commencement of offering was November 28, 2017.

PGIM QMA Stock Index Fund	49

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended March 31, 2019. The balance for the 1 day that the Fund had a loan outstanding during the period was $16,903,000, borrowed at an interest rate of 3.63%. At March 31, 2019, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC

50

derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain

PGIM QMA Stock Index Fund	51

Notes to Financial Statements (unaudited) (continued)

other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

52

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$57.19	$51.67	$45.37	$40.91	$43.97	$37.45
Income (loss) from investment operations:
Net investment income (loss)	0.36	0.73	0.71	0.69	0.65	0.61
Net realized and unrealized gain (loss) on investment transactions	(2.37)	7.91	7.23	5.27	(0.93)	6.47
Total from investment operations	(2.01)	8.64	7.94	5.96	(0.28)	7.08
Less Dividends and Distributions:
Dividends from net investment income	(1.04)	(0.70)	(0.74)	(0.84)	(0.63)	(0.47)
Distributions from net realized gains	(8.35)	(2.42)	(0.90)	(0.66)	(2.15)	(0.09)
Total dividends and distributions	(9.39)	(3.12)	(1.64)	(1.50)	(2.78)	(0.56)
Net asset value, end of period	$45.79	$57.19	$51.67	$45.37	$40.91	$43.97
Total Return(b):	(1.97)%	17.34%	17.97%	14.85%	(1.06)%	19.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$254,238	$276,785	$266,434	$238,671	$200,334	$197,250
Average net assets (000)	$250,174	$272,887	$257,269	$222,230	$210,562	$184,199
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.54% (e)	0.52%	0.52%	0.53%	0.54%	0.53%
Expenses before waivers and/or expense reimbursement	0.61% (e)	0.59%	0.59%	0.60%	0.61%	0.67%
Net investment income (loss)	1.55% (e)	1.36%	1.49%	1.61%	1.49%	1.47%
Portfolio turnover rate(f)	2%	2%	4%	4%	6%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	53

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$56.50	$51.19	$44.97	$40.56	$43.64	$37.18
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.37	0.40	0.41	0.37	0.35
Net realized and unrealized gain (loss) on investment transactions	(2.33)	7.83	7.18	5.22	(0.94)	6.45
Total from investment operations	(2.12)	8.20	7.58	5.63	(0.57)	6.80
Less Dividends and Distributions:
Dividends from net investment income	(0.60)	(0.47)	(0.46)	(0.56)	(0.36)	(0.25)
Distributions from net realized gains	(8.35)	(2.42)	(0.90)	(0.66)	(2.15)	(0.09)
Total dividends and distributions	(8.95)	(2.89)	(1.36)	(1.22)	(2.51)	(0.34)
Net asset value, end of period	$45.43	$56.50	$51.19	$44.97	$40.56	$43.64
Total Return(b):	(2.27)%	16.56%	17.24%	14.10%	(1.70)%	18.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$95,893	$108,459	$94,169	$72,100	$49,462	$38,749
Average net assets (000)	$96,010	$102,726	$85,397	$61,856	$46,945	$34,419
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.19% (e)	1.18%	1.16%	1.18%	1.19%	1.16%
Expenses before waivers and/or expense reimbursement	1.26% (e)	1.25%	1.23%	1.25%	1.26%	1.30%
Net investment income (loss)	0.90% (e)	0.70%	0.85%	0.96%	0.85%	0.84%
Portfolio turnover rate(f)	2%	2%	4%	4%	6%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

54

Class I Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$57.50	$51.89	$45.54	$41.07	$44.14	$37.57
Income (loss) from investment operations:
Net investment income (loss)	0.45	0.91	0.88	0.84	0.81	0.75
Net realized and unrealized gain (loss) on investment transactions	(2.41)	7.95	7.26	5.29	(0.97)	6.51
Total from investment operations	(1.96)	8.86	8.14	6.13	(0.16)	7.26
Less Dividends and Distributions:
Dividends from net investment income	(1.26)	(0.83)	(0.89)	(1.00)	(0.76)	(0.60)
Distributions from net realized gains	(8.35)	(2.42)	(0.90)	(0.66)	(2.15)	(0.09)
Total dividends and distributions	(9.61)	(3.25)	(1.79)	(1.66)	(2.91)	(0.69)
Net asset value, end of period	$45.93	$57.50	$51.89	$45.54	$41.07	$44.14
Total Return(b):	(1.80)%	17.72%	18.40%	15.23%	(0.77)%	19.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$234,421	$290,252	$333,339	$334,673	$295,412	$255,507
Average net assets (000)	$242,622	$289,170	$339,473	$323,821	$291,839	$241,829
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.19% (e)	0.18%	0.18%	0.19%	0.19%	0.19%
Expenses before waivers and/or expense reimbursement	0.26% (e)	0.25%	0.25%	0.26%	0.26%	0.33%
Net investment income (loss)	1.90% (e)	1.69%	1.86%	1.96%	1.83%	1.81%
Portfolio turnover rate(f)	2%	2%	4%	4%	6%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	55

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$57.49	$51.88	$45.54	$41.07	$44.12	$37.57
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.88	0.85	0.82	0.78	0.73
Net realized and unrealized gain (loss) on investment transactions	(2.41)	7.95	7.25	5.28	(0.94)	6.49
Total from investment operations	(1.97)	8.83	8.10	6.10	(0.16)	7.22
Less Dividends and Distributions:
Dividends from net investment income	(1.22)	(0.80)	(0.86)	(0.97)	(0.74)	(0.58)
Distributions from net realized gains	(8.35)	(2.42)	(0.90)	(0.66)	(2.15)	(0.09)
Total dividends and distributions	(9.57)	(3.22)	(1.76)	(1.63)	(2.89)	(0.67)
Net asset value, end of period	$45.95	$57.49	$51.88	$45.54	$41.07	$44.12
Total Return(b):	(1.82)%	17.67%	18.31%	15.16%	(0.78)%	19.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$322,553	$370,188	$415,974	$396,421	$388,796	$425,001
Average net assets (000)	$325,575	$392,699	$412,869	$390,514	$442,546	$424,209
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.25% (e)	0.24%	0.24%	0.25%	0.25%	0.25%
Expenses before waivers and/or expense reimbursement	0.32% (e)	0.31%	0.31%	0.32%	0.32%	0.39%
Net investment income (loss)	1.84% (e)	1.63%	1.77%	1.89%	1.78%	1.75%
Portfolio turnover rate(f)	2%	2%	4%	4%	6%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

56

Class R6 Shares
	Six Months Ended March 31, 2019	November 28, 2017(a) through September 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$57.52	$54.26
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.70
Net realized and unrealized gain (loss) on investment transactions	(2.40)	5.79
Total from investment operations	(1.96)	6.49
Less Dividends and Distributions:
Dividends from net investment income	(1.26)	(0.81)
Distributions from net realized gains	(8.35)	(2.42)
Total dividends and distributions	(9.61)	(3.23)
Net asset value, end of period	$45.95	$57.52
Total Return(c):	(1.80)%	12.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,694	$97
Average net assets (000)	$5,135	$23
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.18% (e)	0.18%	(e)
Expenses before waivers and/or expense reimbursement	0.47% (e)	146.02%	(e)
Net investment income (loss)	1.96% (e)	1.55%	(e)
Portfolio turnover rate(f)	2%	2%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	57

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Stock Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA STOCK INDEX FUND

SHARE CLASS	A	C	I	Z	R6*
NASDAQ	PSIAX	PSICX	PDSIX	PSIFX	PQSIX
CUSIP	74441F108	74441F306	74441F405	74441F504	74441F702

* Formerly known as Class Q shares.

MF174E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 14, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	May 14, 2019